Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing our accounts receivable as of December 31, 2017 and 2016:

	At December 31,
In thousands of U.S. dollars	2017	2016
Scorpio MR Pool Limited	$27,720	$28,611
Scorpio LR2 Pool Limited	7,026	7,552
Scorpio Handymax Tanker Pool Limited	6,037	3,125
Scorpio LR1 Tanker Pool Limited	3,002	—
Scorpio Aframax Pool Limited	1,095	—
Scorpio Panamax Tanker Pool Limited	—	1,392
Receivables from the Scorpio Group Pools	44,880	40,680

Receivables from Navig8 Group Pools	14,625	—
Freight and time charter receivables	2,399	—
Insurance receivables	870	1,362
Other receivables	2,684	287
	$65,458	$42,329